SHARE CAPITAL AND RESERVES	6 Months Ended
May 31, 2022
SHARE CAPITAL AND RESERVES

19.       SHARE CAPITAL AND RESERVES

Authorized share capital

The Company is authorized to issue 100,000,000 common shares without par value.

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Issued share capital

Common shares

The Company had the following share issuances during the six months ended May 31, 2022:

a)	On December 14, 2021, the Company issued 212,500 common shares valued at $233,750 for the acquisition of 100% of the outstanding shares of iGEMS (Note 3).

b)	On March 3, 2022, the Company issued 163,957 common shares valued at $241,017 in relation to the vesting of 163,957 restricted share units. As a result, the Company transferred $241,017 representing the fair value of the vested RSUs from reserves to share capital.

c)	On March 7, 2022, the Company issued 3,000,000 common shares valued at $1,680,000 for the acquisition of 100% of the outstanding shares of DCU (Note 3).

d)	On May 18, 2022, the Company issued 114,194 common shares valued at $67,500 to a consultant for consulting services rendered during the year ended November 30, 2021 which was included in accounts payable (Note 14).

The Company had the following share issuances during the year ended November 30, 2021:

a)	On January 25, 2021, the Company issued 2,984 common shares valued at $6,953 to a consultant to settle $7,851 of outstanding accounts payable resulting in a gain of $898 which is included in gain on debt settlements (Note 14).

b)	On January 29, 2021, the Company issued 17,907 common shares valued at $46,948 to a consultant of the Company for advisory services provided to the Company.

c)	On February 12, 2021, the Company transferred 215,000 treasury shares valued at $479,450 to a creditor as full and final payment of a Forbearance Agreement (Note 16).

d)	On March 3, 2021, the Company issued 250,001 common shares valued at $372,376 in relation to the vesting of 250,001 restricted share units. As a result, the Company transferred $372,376 representing the fair value of the vested RSUs from reserves to share capital.

e)	On March 22, 2021, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 1,791,045 common shares of the Company at $3.35 per common share for total proceeds of $6,000,000. In connection with this offering, the Company paid legal fees of $69,095, agent fees of $470,000, and filing fees of $15,950.

f)	On June 9, 2021, the Company issued 39,894 common shares valued at $75,000 to a consultant for consulting services rendered during the year ended November 30, 2020 which was included in accounts payable (Note 14).

g)	On September 3, 2021, the Company issued 237,501 common shares valued at $349,127 in relation to the vesting of 237,501 restricted share units. As a result, the Company transferred $349,127 representing the fair value of the vested RSUs from reserves to share capital.

h)	On September 7, 2021 the Company closed a sale of common shares under its At-The-Market Agreement (“ATM Agreement”) through the issuance of 437,365 common shares at $2.09 per common share for gross proceeds of $915,230. The Company’s ATM Agreement allows the Company to distribute up to $6,051,342 of common shares of the Company.

i)	On September 22, 2021, the Company issued 499,996 common shares valued at $799,994 for the acquisition of 100% of the outstanding shares of IndieFlix (Note 3).

j)	During the year ended November 30, 2021, the Company issued the following for exercised stock options, warrants, and conversions:
•	issued 367,084 common shares for total proceeds of $440,501 in connection with the exercise of 367,084 share purchase warrants at $1.20 per warrant of which $440,501 was received during the year ended November 30, 2020.

•	issued 430,167 common shares for total proceeds of $752,793 in connection with the exercise of 430,167 share purchase warrants at $1.75 per warrant. As a result, the Company transferred $2,953 representing the fair value of the exercised warrants from reserves to share capital.

•	issued 990,000 common shares for total proceeds of $1,861,200 in connection with the exercise of 990,000 share purchase warrants at $1.88 per warrant. As a result, the Company transferred $221,353 representing the fair value of the exercised warrants from reserves to share capital.

•	issued 121,319 common shares valued at $423,503 in accordance with the exercise of 175,000 Cashless Warrants. As a result, the Company transferred $423,503 representing the fair value of the Cashless Warrants from derivative liabilities to share capital.

•	issued 270,000 units on the conversion of $405,000 worth of net convertible debentures. As a result, the Company transferred $49,966 from reserves to share capital representing the proportionate balance of the equity component. Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for $1.75 up to February 26, 2022 (Note 17).

•	issued 10,000 common shares for total proceeds to $19,000 in connection with the exercise of 10,000 stock options at $1.90 per option. As a result, the Company transferred $19,561 representing the fair value of the exercised options from reserves to share capital.

Preferred shares

As at February 28, 2022 and November 30, 2021, no preferred shares were issued and outstanding.

Stock options

The Company does not have a formal stock option plan. The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods but generally vest immediately on grant. Options granted generally have a life of five years.

On January 1, 2021, the Company granted an officer of the Company 750,715 stock options with a total fair value of $861,681, an exercise price of $1.90, and a term of five years. The options will vest as follows: 107,245 on June 1, 2021, 321,735 on January 1, 2022, and 321,735 on January 1, 2023. During the six months ended May 31, 2022, the Company recorded share-based compensation of $124,232 (May 31, 2021 - $350,929) in relation to these options. Subsequent to May 31, 2022, 321,735 unvested options were cancelled.

On January 14, 2021, the Company granted a consultant of the Company 321,735 stock options with a total fair value of $408,202, an exercise price of $1.90, and a term of five years. The options will vest as follows: 107,245 on January 14, 2021, 107,245 on July 14, 2021, and 107,245 on July 14, 2022. During the six months ended May 31, 2022, the Company recorded share-based compensation of $45,273 (May 31, 2021 - $273,567) in relation to these options.

On January 1, 2021, the Company repriced 932,995 stock options with an exercise price of $2.55 and 25,000 stock options with an exercise price of $2.57 to $1.90 per option. All other terms remained unchanged. During the six months ended May 31, 2022, the Company recorded share-based compensation of $nil (May 31, 2021 - $71,617) in relation to this repricing.

In accordance with a Termination and Mutual Release Agreement entered into with a consultant of the Company effective April 14, 2021, the Company and a consultant agreed to modify the expiry date of 50,000 options outstanding from July 23, 2025 to May 14, 2022.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	May 31, 2022	November 30, 2021
Risk-free interest rate	-	0.41%
Dividend yield	-	nil
Expected life	-	5.0 years
Volatility	-	105%
Weighted average fair value per option	-	$1.18

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Share Price on Exercise
		$	$
Balance, November 30, 2020	957,995	$2.55	-
Granted	1,072,450	$1.90	-
Exercised	(10,000)	$1.90	$2.00
Cancelled	(265,000)	$1.90	-
Balance, November 30, 2021	1,755,445	$1.90	-
Expired	(50,000)	$1.90
Balance, May 31, 2022	1,755,445	$1.90

A summary of the stock options outstanding and exercisable at May 31, 2022 is as follows:

Number Outstanding	Number Exercisable		Exercise Price	Expiry Date
			$
257,995	257,995		$1.90	February 28, 2024
25,000	25,000		$1.90	January 8, 2025
25,000	25,000		$1.90	February 13, 2025
25,000	25,000		$1.90	March 10, 2025
25,000	25,000		$1.90	April 13, 2025
275,000	275,000		$1.90	July 23, 2025
750,715	428,980	*	$1.90	January 1, 2026
321,735	214,490		$1.90	January 14, 2026
1,705,445	1,276,465
*	321,735 unvested stock options and 428,980 vested stock options were cancelled in July 2022.

The weighted average life of share options outstanding at May 31, 2022 was 3.20 years and 3.07 years for exercisable options.

Warrants

Agents’ warrants

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2020	213,333	$1.88
Exercised	(186,666)	$1.88
Balance, November 30, 2021 and May 31, 2022	26,667	$1.88

A summary of the agents’ warrants outstanding and exercisable at May 31, 2022 is as follows:

Number Outstanding	Exercise Price	Expiry Date
	$
26,667	$1.88	June 4, 2025
26,667

The weighted average life of agent’s warrants outstanding at May 31, 2022 was 3.02 years.

Share purchase warrants

On February 12, 2021, the Company extended the expiry date of 346,000 share purchase warrants with an exercise price of $1.75 from February 26, 2021 to March 11, 2021 due to the investors being subject to a trading blackout.

During the year ended November 30, 2021, the Company issued 270,000 share purchase warrants with an exercise price of $1.75 per warrant in connection with the conversion of a convertible debenture (Note 17).

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2020	3,033,709	$1.66
Issued	270,000	$1.75
Exercised	(1,408,501)	$1.84
Expired	(1,516,000)	$1.46
Balance, November 30, 2021	379,208	$1.84
Expired	(24,208)	$1.20
Balance, May 31, 2022	355,000	$1.88

A summary of the share purchase warrants outstanding and exercisable at May 31, 2021 is as follows:

Number Outstanding	Exercise Price	Expiry Date
	$
355,000	$1.88	June 9, 2025
355,000

The weighted average life of share purchase warrants outstanding at May 31, 2022 was 3.08 years.

Restricted share units (“RSUs”)

During the year ended November 30, 2020, the Company granted 1,000,001 RSUs to certain directors, officers, and consultants of the Company which vest 25% on grant (September 3, 2020) and 25% each six months thereafter. The granted RSUs convert to common shares of the Company upon vesting, accordingly, 250,001 common shares were issued upon grant.

During the six months ended May 31, 2022, the Company recorded share-based compensation expense of $41,052 (May 31, 2021 - $505,928) in relation to the issued RSUs. The fair value of the RSUs was measured using the value on the grant date of $1.47 per common share.

Number of RSUs

Balance, November 30, 2020	750,000
Vested	(487,502)
Cancelled	(98,541)
Balance, November 30, 2021	163,957
Vested	(163,957)
Balance, May 31, 2022	-

Derivative liability

On June 8, 2020, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 2,666,672 common shares of the Company at $1.50 per common share for total proceeds of $4,000,002. Concurrent with this offering, the Company issued to the investors 1,333,334 share purchase warrants exercisable for $1.88 per common share with a maturity date of June 9, 2025. The holders of the Cashless Warrants may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Cashless Warrant shares to the holder, in lieu of exercising the Cashless Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Cashless Warrants. The fair value is determined by multiplying the number of Cashless Warrants to be exercised by the previous day’s volume weighted average price (“VWAP”) less the exercise price with the difference divided by the VWAP. If a Cashless Warrant holder exercises this option, there will be variability in the number of shares issued per Cashless Warrant.

On initial recognition, the Company allocated $351,779, being the fair value of the Cashless Warrants, from the proceeds of the offering included in share capital to set up the derivative liability. On March 24, 2021, the Company’s registration statement restricting the Cashless Warrant holders ability to elect to cashless exercise their Cashless Warrants became effective resulting in the Company revaluing the derivative liability to $nil and recording a loss of $160,364.

On March 24, 2021, the Company revalued the derivative liability to $3,226,693 using the following Black Scholes assumptions: risk –free rate of $0.10%, dividend yield of nil, expected life of 0.01 years, and volatility of $150%. The Company transferred $423,503 from derivative liability to share capital in connection with the exercise of 175,000 Cashless Warrants on March 24, 2021 and reversed the remaining derivative liability on the expiry of the cashless exercise feature.